Employee Compensation - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Benefits paid	$ 3	$ 4
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	(143)	408	$ 144
Current service cost	193	210	254
Past service cost (income)	(5)	7
Interest cost	(20)	(10)	7
Changes in demographic assumptions	9	50
Changes in financial assumptions	(1,345)	562
Plan member experience	(92)	(16)
Foreign exchange and other	(9)	6
Actuarial gains (losses) recognized in other comprehensive income for the year	(642)	279
Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	8,311	8,846
U.S. plan merger	46
Current service cost	193	210
Past service cost (income)	(5)	7
Interest cost	324	299
Benefits paid	(456)	(492)
Employer contributions	17	15
Changes in demographic assumptions	(9)	(50)
Changes in financial assumptions	1,345	(562)
Plan member experience	92	16
Foreign exchange and other	8	22
Defined benefit obligation at end of year	9,866	8,311	8,846
Wholly or partially funded defined benefit obligation	9,687	8,146
Unfunded defined benefit obligation	179	165
Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	(143)	408
Defined benefit obligation at beginning of year	8,719	8,990
U.S. plan merger	43
Interest cost	344	309
Benefits paid	(456)	(492)
Return on plan assets (excluding interest income)	795	(323)
Employer contributions	256	213
Employee contributions	17	15
Administrative expenses	(5)	(5)
Foreign exchange and other	10	12
Defined benefit obligation at end of year	9,723	8,719	8,990
Actuarial gains (losses) recognized in other comprehensive income for the year	795	(323)
Pension Plans [member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	186	664
Pension Plans [member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	(329)	(256)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	(1,079)	(960)	(1,303)
Current service cost	9	26	32
Past service cost (income)		(277)
Interest cost	37	45	47
Changes in demographic assumptions	21	30
Changes in financial assumptions	(153)	72
Plan member experience	3	1
Actuarial gains (losses) recognized in other comprehensive income for the year	(106)	93
Other employee future benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,113	1,460
Current service cost	9	26
Past service cost (income)	0	(277)
Interest cost	44	51
Benefits paid	(53)	(43)
Employer contributions	5	5
Changes in demographic assumptions	(22)	(31)
Changes in financial assumptions	161	(77)
Plan member experience	(3)	(4)
Foreign exchange and other		3
Defined benefit obligation at end of year	1,254	1,113	1,460
Wholly or partially funded defined benefit obligation	129	116
Unfunded defined benefit obligation	1,125	997
Other employee future benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	(1,079)	(960)
Defined benefit obligation at beginning of year	153	157
Interest cost	7	6
Benefits paid	(53)	(43)
Return on plan assets (excluding interest income)	23	(10)
Employer contributions	40	35
Employee contributions	5	5
Foreign exchange and other		3
Defined benefit obligation at end of year	175	153	$ 157
Actuarial gains (losses) recognized in other comprehensive income for the year	23	(10)
Other employee future benefit plans [member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	46
Other employee future benefit plans [member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	$ (1,125)	$ (960)